FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS (Schedule of Liabilities Measured on a Recurring Basis Using Significant Unobservable Inputs) (Details) (USD $)
In Thousands, unless otherwise specified
	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Unrealized losses (gains) recognized in earnings from liabilities held at period end	$ (1,669)	$ 1,792	$ 10,827
Tower's loans (including current maturities) [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance - at fair value	108,685	106,645
Loan Repayment	(30,000)
Total losses (gains) unrealized in earnings	(1,656)	2,040
Ending balance - at fair value	77,029	108,685
Unrealized losses (gains) recognized in earnings from liabilities held at period end	(1,656)	2,040
Others [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance - at fair value	47	295
Loan Repayment
Total losses (gains) unrealized in earnings	(13)	(248)
Ending balance - at fair value	34	47
Unrealized losses (gains) recognized in earnings from liabilities held at period end	$ (13)	$ (248)